FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

(the “Fund”)

Supplement dated July 11, 2016

This information supplements the Prospectuses and Statements of Additional Information of the Fund dated October 30, 2015 each as supplemented to date. Please retain this supplement for future reference.

The Fund’s Board of Directors (the “Board”) has approved, upon the recommendation of U.S. Bancorp Asset Management, Inc. (“USBAM”), the investment advisor of the Fund, the designation of Prime Obligations Fund as an “institutional” money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), effective on or about October 14, 2016 (the “Effective Date”). As of the Effective Date, the Fund will be renamed Institutional Prime Obligations Fund.

As an “institutional” money market fund, the Fund will have the following important features beginning on the Effective Date:

•	The Fund will be required to price and transact in its shares at a net asset value (NAV) per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place (i.e., $1.0000).
•	The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days, as described in more detail below.
•	The Fund will calculate its NAV at the following times each business day the Fund is open:

9:00 a.m. Eastern time

12:00 p.m. Eastern time

3:00 p.m. Eastern time

Additional information on the above features is provided below. Information has also been provided on changes affecting certain share classes of the Fund.

Pricing and Valuation

The Fund will be required to price and transact in its shares at a floating NAV, rounded to the fourth decimal place (i.e., $1.0000), effective on the Effective Date. The Fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if USBAM believes that such quotations do not accurately reflect market prices, the fair value of the Fund’s investments will be determined in good faith based upon valuation procedures established by the Board. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where USBAM believes that it approximates market value.

Prior to the Effective Date, the Fund’s investments will continue to be valued using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act, and the Fund will continue to seek to maintain a stable NAV of $1.00 per share.

In addition, on the Effective Date, the NAV per share of each share class of the Fund will be calculated at the times listed above. If a purchase order is received on a business day by 3:00 p.m. Eastern time and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a Fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, or by the Fund’s transfer agent or custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Fund’s transfer agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or your financial intermediary, if any, by the times listed above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

Because the Fund will be subject to a floating NAV on the Effective Date, a sale of Fund shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Fund shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. Unless you choose to adopt a simplified “NAV method” of accounting (described as follows), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

Transactions with Intermediaries and Timing of Orders

The Funds have designated certain financial intermediaries, including banks, trust companies, brokers and investment advisers (“financial intermediaries”) that are authorized to accept on behalf of a Fund purchase, redemption and exchange orders for their customers (“Authorized Institutions”). A Fund is deemed to have received a purchase, redemption or exchange order once the order is accepted in proper form by the Fund’s transfer agent or an Authorized Institution, or the Authorized Institution’s designee, on a business day, and the order will be priced at the Fund’s current NAV next determined after it is accepted by the transfer agent or an Authorized Institution or the Authorized Institution’s designee. Financial intermediaries and Authorized Institutions are responsible for transmitting accepted orders and payments to the transfer agent within the time period agreed upon by them. On the Effective Date, the Fund will no longer permit financial intermediaries to serve as Authorized Institutions for the receipt of orders, as described above. From that date, the Fund will be deemed to have received a purchase, redemption or exchange order once the order is accepted in proper form by the Fund’s transfer agent and the order will be priced at the Fund’s current NAV next determined after it is accepted by the transfer agent. In addition, on the Effective Date, financial intermediaries will no longer be able to buy and sell shares of the Fund through the National Securities Clearing Corporation.

The Fund, USBAM and their affiliates will not be responsible for any loss for orders that are not transmitted to the transfer agent by financial intermediaries and Authorized Institutions on a timely basis. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds (i.e., an Authorized Institution).

Check Writing and Exchange Privileges

Effective on or about August 31, 2016, check writing privileges will no longer be available for investors in the Fund. If checks are presented after the Effective Date, they may not be honored. In addition, on or about the Effective Date, investors will no longer be permitted to exchange shares from or into the Fund.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, effective October 14, 2016, the Board will be permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets—If the weekly liquid assets of the Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets— If the weekly liquid assets of the Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets are calculated as of the end of each business day.

If the Fund imposes a redemption gate, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Fund or your financial intermediary. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s agent before the Fund imposed liquidity fees or suspended redemptions. Once a liquidity fee or a redemption gate is in place, shareholders will not be permitted to exchange into or out of a Fund until the fee or gate is terminated.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified financial intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate).

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Fund (http://www.firstamericanfunds.com). In addition, the Fund will make such announcements through a supplement to its Prospectuses and may make such announcements through a press release or by other means.

Liquidity fees imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial intermediaries will be required to promptly take such actions reasonably requested by the Fund, the transfer agent or USBAM to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Fund.

Share Class Updates

On the Effective Date, the Fund’s Class I shares will be renamed Class T shares and the Institutional Investor shares will be renamed Class V shares.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to change. Shareholders will be given notice of further developments, as appropriate.

FIRST AMERICAN FUNDS, INC.

Tax Free Obligations Fund

(the “Fund”)

Supplement dated July 11, 2016

This information supplements the Prospectuses and Statements of Additional Information of the Fund dated October 30, 2015 each as supplemented to date. Please retain this supplement for future reference.

The Fund’s Board of Directors (the “Board”) has approved, upon the recommendation of U.S. Bancorp Asset Management, Inc. (“USBAM”), the investment advisor of the Fund, the designation of Tax Free Obligations Fund as a “retail” money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended, effective on or about October 14, 2016 (the “Effective Date”). As of the Effective Date, the Fund will be renamed Retail Tax Free Obligations Fund.

As a “retail” money market fund, the Fund will have the following important features beginning on the Effective Date:

•	The Fund will be required to have policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons on or prior to the Effective Date.
•	The Fund will continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price.
•	The Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days, as described in more detail below.

Additional information on certain of the above features is provided below. Information has also been provided on changes affecting certain share classes of the Fund.

Shareholder Eligibility

As a result of the Fund’s designation as a retail money market fund, on or before the Effective Date, the Fund will adopt policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons. Natural persons will be permitted to invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) SIMPLE retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in the Fund, you must furnish to the Fund, or your financial intermediary, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Fund will refuse to open an account or require a financial intermediary to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

On the Effective Date, only accounts beneficially owned by natural persons will be permitted to maintain their investments in the Fund. On or after July 29, 2016, new accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, will not be eligible to invest in the Fund (but existing accounts may continue to make new investments in the Fund). However, beginning on September 15, 2016, the Fund may involuntarily redeem all investors that do not satisfy these eligibility requirements. The Fund intends to have redeemed all investors that do not satisfy these eligibility requirements no later than the Effective Date. Prior to the Effective Date, financial intermediaries will be required to take steps to remove any shareholders that are not eligible to invest in the Fund and must notify the Fund of any ineligible shareholders that continue to own shares of the Fund. The Fund, USBAM and its affiliates will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Transactions with Intermediaries

On or before the Effective Date, financial intermediaries will be required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of the Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, a financial intermediary will be required to involuntarily redeem its customers that do not satisfy the eligibility requirements as set forth above.

Pricing and Valuation

As a retail money market fund, the Fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. In addition, on the Effective Date, the net asset value per share of each share class of the Fund will be calculated at 12:30 p.m. Eastern time. If a purchase order is received on a business day by 12:30 p.m. Eastern time and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a Fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the transfer agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the transfer agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or your Authorized Institution, if any, by the times listed in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern time). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

Liquidity Fees and Redemption Gates

Under Rule 2a-7, effective October 14, 2016, the Board will be permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets—If the weekly liquid assets of the Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

•	10% weekly liquid assets— If the weekly liquid assets of the Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets are calculated as of the end of each business day.

If the Fund imposes a redemption gate, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to the Fund or your financial intermediary. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s agent before the Fund imposed liquidity fees or suspended redemptions. Once a liquidity fee or a redemption gate is in place, shareholders will not be permitted to exchange into or out of a Fund until the fee or gate is terminated.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of the Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified financial intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate).

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of the Fund (http://www.firstamericanfunds.com). In addition, the Fund will make such announcements through a supplement to its Prospectuses and may make such announcements through a press release or by other means.

Liquidity fees imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial intermediaries will be required to promptly take such actions reasonably requested by the Fund, the transfer agent or USBAM to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by the Fund.

Share Class Updates

On the Effective Date, the Fund’s Institutional Investor shares will be renamed Class V shares.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to change. Shareholders will be given notice of further developments, as appropriate.